Liquidity Risk - Summary of Reconciliation of Wholesale Funding to Balance Sheet (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Deposits by banks	£ 20,958	£ 14,353
Deposits by customers	195,135	181,883
Repurchase agreements – non trading	15,848	18,286
Financial liabilities at fair value	1,434	1,713
Debt securities in issue	35,566	41,129
Subordinated liabilities	2,556	3,528
Liquidity risk
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	86,600	90,300
Deposits by banks	21,000	14,400
Deposits by customers	8,100	9,100
Repurchase agreements – non trading	15,800	18,300
Financial liabilities at fair value	1,400	1,700
Debt securities in issue	35,600	41,100
Subordinated liabilities	2,500	3,500
Other equity and non-controlling interests	2,200	2,200
Liquidity risk | Repurchase Agreement
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	15,800	16,900
Deposits by banks	0	0
Deposits by customers	0	0
Repurchase agreements – non trading	15,800	16,900
Financial liabilities at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other equity and non-controlling interests	0	0
Liquidity risk | Foreign Exchange And Hedge Accounting
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	2,500	2,500
Deposits by banks	0	0
Deposits by customers	200	400
Repurchase agreements – non trading	0	0
Financial liabilities at fair value	0	0
Debt securities in issue	2,000	1,600
Subordinated liabilities	300	500
Other equity and non-controlling interests	0	0
Liquidity risk | Other Borrowing
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	3,000	3,500
Deposits by banks	3,000	3,300
Deposits by customers	0	0
Repurchase agreements – non trading	0	0
Financial liabilities at fair value	0	200
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other equity and non-controlling interests	0	0
Liquidity risk | Wholesale Funding
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	65,300	67,400
Deposits by banks	18,000	11,100
Deposits by customers	7,900	8,700
Repurchase agreements – non trading	0	1,400
Financial liabilities at fair value	1,400	1,500
Debt securities in issue	33,600	39,500
Subordinated liabilities	2,200	3,000
Other equity and non-controlling interests	2,200	2,200
Liquidity risk | Wholesale Funding | Deposits by banks
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	0	300
Deposits by banks	0	300
Deposits by customers	0	0
Repurchase agreements – non trading	0	0
Financial liabilities at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other equity and non-controlling interests	0	0
Liquidity risk | Wholesale Funding | Certificates of Deposit and Commercial Paper
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	5,700	5,800
Deposits by banks	0	0
Deposits by customers	0	0
Repurchase agreements – non trading	0	0
Financial liabilities at fair value	0	0
Debt securities in issue	5,700	5,800
Subordinated liabilities	0	0
Other equity and non-controlling interests	0	0
Liquidity risk | Wholesale Funding | Senior Unsecured - Public Benchmark
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	15,400	18,800
Deposits by banks	0	0
Deposits by customers	7,800	8,600
Repurchase agreements – non trading	0	0
Financial liabilities at fair value	0	0
Debt securities in issue	7,600	10,200
Subordinated liabilities	0
Other equity and non-controlling interests	0	0
Liquidity risk | Wholesale Funding | Senior Unsecured - Privately Placed
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	1,100	2,700
Deposits by banks	0	0
Deposits by customers	100	100
Repurchase agreements – non trading	0	0
Financial liabilities at fair value	900	1,000
Debt securities in issue	100	1,600
Subordinated liabilities	0	0
Other equity and non-controlling interests	0	0
Liquidity risk | Wholesale Funding | Covered Bonds
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	17,900	18,200
Deposits by banks	0	0
Deposits by customers	0	0
Repurchase agreements – non trading	0	0
Financial liabilities at fair value	0	0
Debt securities in issue	17,900	18,200
Subordinated liabilities	0	0
Other equity and non-controlling interests	0	0
Liquidity risk | Wholesale Funding | Securitisation and Structured Issuance
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	2,800	5,600
Deposits by banks	0	0
Deposits by customers	0	0
Repurchase agreements – non trading	0	1,400
Financial liabilities at fair value	500	500
Debt securities in issue	2,300	3,700
Subordinated liabilities	0	0
Other equity and non-controlling interests	0	0
Liquidity risk | Wholesale Funding | Term Funding Scheme
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	6,300	10,800
Deposits by banks	6,300	10,800
Deposits by customers	0	0
Repurchase agreements – non trading	0	0
Financial liabilities at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other equity and non-controlling interests	0	0
Liquidity risk | Wholesale Funding | TFSME
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	11,700	0
Deposits by banks	11,700	0
Deposits by customers	0	0
Repurchase agreements – non trading	0	0
Financial liabilities at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Other equity and non-controlling interests	0	0
Liquidity risk | Wholesale Funding | Subordinated Liabilities and Equity
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	4,400	5,200
Deposits by banks	0	0
Deposits by customers	0	0
Repurchase agreements – non trading	0	0
Financial liabilities at fair value	0	0
Debt securities in issue	0	0
Subordinated liabilities	2,200	3,000
Other equity and non-controlling interests	£ 2,200	£ 2,200